Lease (Details) - Schedule of Future Minimum Rent Payable	12 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Future Minimum Rent Payable [Abstract]
2024	$ 64,646
2025	49,556
Thereafter
Total lease payments	111,202
Less: imputed interest	(6,453)
Present value of lease liabilities	$ 104,749